-                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended:  MARCH 31, 2010

Check here if Amendment [_];  Amendment Number:
This Amendment:         [_]   is a restatement.
                        [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Scottwood Capital Management Advisors, LP
		      (Successor entity to Scottwood Capital Management, L.L.C.)
Address               33 Benedict Place
                      Greenwich, CT 06830

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian Goldenberg
Title:   Compliance Officer
Phone:   203-302-2444

Signature, Place, and Date of Signing:

/s/     Brian Goldenberg      Greenwich, CT            May 11, 2010
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Report Type:

[X]    13F HOLDINGS REPORT.
[_]    13F NOTICE.
[_]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE


Report Summary:

Form 13F Information Table Entry Total: 11


Form 13F Information Table Value Total: $588,169 (000's)


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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Above Net Inc                  COM              00374N107     4454     87798 SH       SOLE                     87798
Dex One Corp                   COM              25212W100    15973    572097 SH       SOLE                    572097
Global Crossings Ltd           COM              G3921A175    15150   1000000 SH       SOLE                   1000000
Level 3 Communications         COM              52729N100    15744   9718423 SH       SOLE                   9718423
Paetec Holding Corp.           COM              695459107    10132   2164950 SH       SOLE                   2164950
Qwest Communications           COM              749121109     3132    600000 SH       SOLE                    600000
Rite Aid Corp                  COM              767754104     4740   3159841 SH       SOLE                   3159841
Supermedia Inc.                COM              868447103    24088    592135 SH       SOLE                    592135
Time Warner Telecom Inc.       COM              87311L104     9686    533355 SH       SOLE                    533355
SPDR TR APR 120                CALL             78462F103   468000   4000000 SH  CALL SOLE                   4000000
AIG JAN 50                     CALL             026874784    17070    500000 SH  CALL SOLE                    500000
